SEGMENT INFORMATION (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)
Segment Reporting Information
Number of operating segments | segment	3
Revenues	$ 7,120,040	$ 3,666,346
Costs and expenses	(6,856,346)	(3,443,897)
Segment operating (loss) income	263,694	222,449
Corporate expenses	(7,882,516)	(14,030,707)
Net loss from continuing operations	(7,618,822)	(13,808,258)
Operating segments | Operations [Member]
Segment Reporting Information
Revenues	5,195,000	3,570,909
Costs and expenses	(5,312,427)	(3,372,174)
Segment operating (loss) income	(117,427)	198,735
Operating segments | Cultivation
Segment Reporting Information
Revenues	2,279,867
Costs and expenses	(1,865,399)
Segment operating (loss) income	414,468
Operating segments | Investments
Segment Reporting Information
Revenues	103,837	95,437
Costs and expenses	(125,000)	(71,723)
Segment operating (loss) income	(21,163)	23,714
Eliminations
Segment Reporting Information
Revenues	(458,664)
Costs and expenses	446,480
Segment operating (loss) income	(12,184)
Service
Segment Reporting Information
Revenues	1,081,291	1,787,863
Product sales
Segment Reporting Information
Revenues	$ 3,655,045	$ 1,783,046